Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total for other Named Executive Officers(1)	Average Compensation Actually Paid to other Named Executive Officers(1)(3)	Value of Initial Fixed $100 Investment Based On(4):		Net Earnings(5)	Operating Profit(6)
					Total Stockholder Return	Peer Group Total Stockholder Return
2022 (7)	$3,197,768	$3,197,768	$1,560,827	$1,560,827	$159.83	$154.00	$2,918,000,000	$4,759,000,000
2021	3,433,824	3,433,824	1,664,278	1,664,278	147.29	156.11	4,412,000,000	4,153,000,000
2020	3,577,115	3,577,115	1,714,392	1,714,392	125.98	109.69	3,972,000,000	4,012,000,000

Company Selected Measure Name	Operating profit
Named Executive Officers, Footnote [Text Block]	For each year shown, the CEO was Randall T. Jones, Sr. and the other named executive officers were Kevin S. Murphy, David P. Phillips, Laurie Z. Douglas and David E. Bornmann.
Peer Group Issuers, Footnote [Text Block]	Companies included in the Peer Group are Ahold Delhaize, Albertsons, Kroger and Weis Markets. Albertsons is included in the Peer Group in 2021 and 2022 due to its initial public offering in 2020.
PEO Total Compensation Amount	$ 3,197,768	$ 3,433,824	$ 3,577,115
PEO Actually Paid Compensation Amount	3,197,768	3,433,824	3,577,115
Non-PEO NEO Average Total Compensation Amount	1,560,827	1,664,278	1,714,392
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,560,827	1,664,278	1,714,392
Equity Valuation Assumption Difference, Footnote [Text Block]	The returns assume $100 was invested at the end of 2019 in the Company’s common stock and in the Peer Group companies on a market weighted basis and assumes reinvestment of dividends.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	In spite of these good results, the compensation actually paid to the Chief Executive Officer and the average compensation actually paid to the other named executive officers declined in 2021 and 2022 as compared with the prior year.
Compensation Actually Paid vs. Net Income [Text Block]	In addition, net earnings excluding the impact of unrealized gains and losses on equity securities increased in 2020 and 2022 as compared with the prior year. There was a small decline in net earnings excluding the impact of unrealized gains and losses on equity securities in 2021 as compared with 2020.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The Company’s sales and operating profit have increased each year from 2020 to 2022.
Total Shareholder Return Vs Peer Group [Text Block]	The Company’s total stockholder return for the last three years compares favorably to the total stockholder return for its Peer Group.
Tabular List [Table Text Block]

Most Important Financial Performance Measures	2022
Sales	$54,534,000,000
Operating profit	4,759,000,000
Net earnings excluding impact of unrealized gains and losses on equity securities	4,049,000,000

Total Shareholder Return Amount	$ 159.83	147.29	125.98
Peer Group Total Shareholder Return Amount	154.00	156.11	109.69
Net Income (Loss)	$ 2,918,000,000	$ 4,412,000,000	$ 3,972,000,000
Company Selected Measure Amount	4,759,000,000	4,153,000,000	4,012,000,000
PEO Name	Randall T. Jones, Sr.	Randall T. Jones, Sr.	Randall T. Jones, Sr.
Additional 402(v) Disclosure [Text Block]
For comparison purposes, the following is the total compensation for the Company’s Chief Executive Officer and the chief executive officers of companies in the Company’s Peer Group mentioned previously with the highest and lowest annual sales.

Company	Total CEO Compensation
Publix(1)	$ 3,197,768
Kroger(2)	18,168,730
Weis Markets(3)	9,601,709
(1)Data for Publix is for fiscal year 2022.
(2)Data for Kroger is for fiscal year ended January 29, 2022 and for the proxy statement dated May 2, 2022.
(3)Data for Weis Markets is for fiscal year ended December 25, 2021 and for the proxy statement dated March 10, 2022.
The Company also analyzed the total compensation of the Company’s named executive officers compared to the total compensation of the named executive officers of companies in the Company’s Peer Group as reported in their most recent public filings as of April 1, 2022. Based on this analysis, the total compensation of the Company’s Chief Executive Officer was 71% less than the average total compensation of the chief executive officers of companies in the Company’s Peer Group. The total compensation of all of the Company’s named executive officers was 67% less than the average total compensation of the named executive officers of companies in the Company’s Peer Group. The total compensation of the named executive officers ranks at or near the bottom of the total compensation of comparable positions of companies in the Company’s Peer Group, while the Company’s performance is generally superior to that of its Peer Group.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	While the Company’s sales, operating profit and net earnings excluding the impact of unrealized gains and losses on equity securities have continued to be strong since 2020, the Incentive Bonus Plan payments for the named executive officers have declined each year.
Other Performance Measure Amount	54,534,000,000
Measure Name	Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	4,049,000,000	3,592,000,000	3,689,000,000
Measure Name	Net earnings excluding impact of unrealized gains and losses on equity securities
Non-GAAP Measure Description [Text Block]	In addition to reporting net earnings in accordance with U.S. generally accepted accounting principles (GAAP), the Company presents net earnings excluding the impact of equity securities being measured at fair value with net unrealized gains and losses from changes in the fair value recognized in earnings. Net earnings excluding the impact of unrealized gains and losses on equity securities were $4,049,000,000, $3,592,000,000 and $3,689,000,000 for 2022, 2021 and 2020, respectively. This measure is not in accordance with, or an alternative to, GAAP. The Company excludes the impact of unrealized gains and losses on equity securities since it is primarily due to temporary equity market fluctuations that do not reflect the Company’s operations.